Subsequent Event (Details) - Subsequent Event [Member] - Pending Acquisition [Member] $ in Millions	May 30, 2017 USD ($)
Subsequent Event [Line Items]
Business Combination, anticipated consideration to be paid	$ 285.0
Annual net sales	$ 230.0